Summary of Non-Vested Restricted Stock Activity (Detail) - Non-Vested Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Non-vested beginning balance	2,898,890
Shares, Granted	176,899
Shares, Vested	(80,550)
Shares, Forfeited	(10,000)
Shares, Non-vested ending balance	2,985,239	2,898,890
Weighted-Average Grant Date Fair Value, Non-vested beginning balance	$ 54.13
Weighted-Average Grant Date Fair Value, Granted	149.47	$ 130.01	$ 114.55
Weighted-Average Grant Date Fair Value, Vested	50.05
Weighted-Average Grant Date Fair Value, Forfeited	134.71
Weighted-Average Grant Date Fair Value, Non-vested ending balance	$ 51.22	$ 54.13